Comprehensive Income (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010
Comprehensive Income [Abstract]
Net income	$ 173,105	$ 118,503	$ 437,309	$ 315,161
Other comprehensive income (loss) [Abstract]
Pension and postretirement adjustments	11,438	5,416	23,210	16,194
Translation adjustments	(1,777)	(6,654)	50,055	(13,346)
Investment, fair value adjustments	(5,799)	0	(5,799)	0
Derivative fair value adjustments	1,360	4,793	1,309	1,911
Total other comprehensive income	5,222	3,555	68,775	4,759
Comprehensive income	$ 178,327	$ 122,058	$ 506,084	$ 319,920